Foreign Exchange Transactions, Net	12 Months Ended
Dec. 31, 2020
Disclosure of effect of changes in foreign exchange rates [text block] [Abstract]
Foreign Exchange Transactions, net
32.	Foreign Exchange Transactions, net:

The detail of foreign exchange transactions for the years ended December 31, 2018, 2019 and 2020 is the following:

	2018	2019	2020
	MCh$	MCh$	MCh$
Gain (loss) from accounting hedges	118,690	113,374	(17,156)
Indexed foreign currency	(125,598)	(88,772)	176,469
Exchange difference, net	9,609	6,284	(2,651)
Total	2,701	30,886	156,662